Segment Reporting (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Total revenue for major customers	$ 1,898,982	$ 2,015,851	$ 1,456,911
Customer A [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	462,490	611,920	435,763
Customer B [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	442,916	228,661	218,216
Customer C [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	438,065	659,637	609,305
Customer D [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	327,559	266,111
Customer E [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	$ 227,952	$ 249,522	$ 193,627